Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23(a)	$1,330	$1,391,459

Aerospace & Defense — 2.1%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	1,156	1,130,903
2.80%, 03/01/23 (Call 02/01/23)	1,230	1,242,657
Embraer Overseas Ltd., 5.70%, 09/16/23(b)	770	845,591
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	1,129	1,113,668
3.38%, 05/15/23 (Call 04/15/23)	1,662	1,729,394
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)(b)	954	997,445
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)	1,561	1,603,756
Northrop Grumman Corp., 3.25%, 08/01/23	2,363	2,443,602
Rockwell Collins Inc., 3.70%, 12/15/23 (Call 09/15/23)	882	921,902
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)	940	965,051
United Technologies Corp., 3.65%, 08/16/23 (Call 07/16/23)	3,041	3,185,265

		16,179,234

Agriculture — 0.7%
Altria Group Inc., 2.95%, 05/02/23(a)	913	923,737
Philip Morris International Inc.
2.13%, 05/10/23 (Call 03/10/23)	1,070	1,056,828
2.63%, 03/06/23	1,277	1,283,909
3.60%, 11/15/23	894	931,914
Reynolds American Inc., 4.85%, 09/15/23	1,130	1,214,106

		5,410,494

Airlines — 0.2%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	608	637,528
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)(a)	1,045	1,076,674

		1,714,202

Apparel — 0.2%
NIKE Inc., 2.25%, 05/01/23 (Call 02/01/23)	1,570	1,571,146

Auto Manufacturers — 3.1%
American Honda Finance Corp.
3.45%, 07/14/23	878	913,787
3.63%, 10/10/23	1,201	1,258,648
Ford Motor Credit Co. LLC
3.10%, 05/04/23	2,045	2,013,159
4.14%, 02/15/23 (Call 01/15/23)	1,425	1,453,970
4.38%, 08/06/23	1,560	1,603,212
General Motors Co., 4.88%, 10/02/23	2,217	2,357,159
General Motors Financial Co. Inc.
3.25%, 01/05/23 (Call 12/05/22)	1,745	1,757,983
3.70%, 05/09/23 (Call 03/09/23)	3,135	3,191,775
4.15%, 06/19/23 (Call 05/19/23)	1,915	1,979,574
4.25%, 05/15/23	1,065	1,104,607
Toyota Motor Corp., 3.42%, 07/20/23	774	806,291
Toyota Motor Credit Corp.
2.25%, 10/18/23	1,999	2,005,097
2.63%, 01/10/23	1,662	1,679,684
2.70%, 01/11/23	331	335,429
3.45%, 09/20/23	1,068	1,117,726

		23,578,101

Security	Par (000)	Value

Banks — 23.3%
Banco Santander SA
3.13%, 02/23/23	$1,625	$1,642,680
3.85%, 04/12/23	2,000	2,074,620
Bank of America Corp.
3.30%, 01/11/23	7,703	7,911,058
4.10%, 07/24/23	3,578	3,794,541
Bank of New York Mellon Corp. (The)
2.20%, 08/16/23 (Call 06/16/23)	2,792	2,773,517
2.95%, 01/29/23 (Call 12/29/22)	2,456	2,501,952
3.45%, 08/11/23	495	514,221
3.50%, 04/28/23	1,735	1,802,526
Bank of Nova Scotia (The), 2.38%, 01/18/23	620	619,684
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	2,223	2,245,830
BB&T Corp., 3.75%, 12/06/23 (Call 11/06/23)	1,587	1,671,492
BNP Paribas SA, 3.25%, 03/03/23	2,461	2,533,132
Canadian Imperial Bank of Commerce
2.61%, 07/22/23 (Call 07/22/22)(c)	1,000	1,001,310
3.50%, 09/13/23	1,579	1,647,308
Citigroup Inc.
3.38%, 03/01/23(a)	738	758,339
3.50%, 05/15/23(a)	1,897	1,951,956
3.88%, 10/25/23(a)	2,637	2,771,487
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	1,610	1,671,309
Comerica Inc., 3.70%, 07/31/23 (Call 06/30/23)	1,298	1,352,685
Cooperatieve Rabobank UA, 4.63%, 12/01/23	3,020	3,230,192
Cooperatieve Rabobank UA/NY, 2.75%, 01/10/23(a)	2,630	2,659,614
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 06/09/23	3,701	3,837,123
Deutsche Bank AG/New York NY, 3.95%, 02/27/23(a)	2,232	2,249,633
Discover Bank
3.35%, 02/06/23 (Call 01/06/23)	1,407	1,440,669
4.20%, 08/08/23	2,058	2,176,685
Goldman Sachs Group Inc. (The)
3.20%, 02/23/23 (Call 01/23/23)	2,913	2,970,473
3.63%, 01/22/23	4,217	4,361,179
HSBC Holdings PLC, 3.60%, 05/25/23	2,480	2,570,123
Huntington National Bank (The), 3.55%, 10/06/23 (Call 09/06/23)	1,565	1,630,120
ING Groep NV, 4.10%, 10/02/23	1,863	1,967,570
JPMorgan Chase & Co.
2.70%, 05/18/23 (Call 03/18/23)	3,539	3,570,639
2.97%, 01/15/23 (Call 01/15/22)	3,306	3,346,465
3.20%, 01/25/23	4,105	4,210,006
3.38%, 05/01/23	3,417	3,502,220
KeyBank N.A./Cleveland OH, 3.38%, 03/07/23	570	588,924
Lloyds Banking Group PLC, 4.05%, 08/16/23	3,174	3,302,261
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	1,265	1,319,901
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23	300	298,914
3.46%, 03/02/23	2,430	2,500,689
3.76%, 07/26/23	4,146	4,324,527
Mizuho Financial Group Inc.
2.72%, 07/16/23 (Call 07/16/22)(c)	750	752,715
3.55%, 03/05/23	1,075	1,110,367
Morgan Stanley
3.13%, 01/23/23	4,710	4,799,914
3.75%, 02/25/23	4,359	4,533,970
4.10%, 05/22/23	3,452	3,618,179

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd./New York
2.88%, 04/12/23	$1,801	$1,831,797
3.00%, 01/20/23	923	942,032
3.63%, 06/20/23	1,195	1,249,050
PNC Bank N.A.
2.95%, 01/30/23 (Call 12/30/22)	1,800	1,828,548
3.50%, 06/08/23 (Call 05/09/23)	500	520,425
3.80%, 07/25/23 (Call 06/25/23)	1,327	1,387,564
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	1,834	1,920,290
Royal Bank of Canada, 3.70%, 10/05/23	2,413	2,530,103
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	4,557	4,638,935
6.10%, 06/10/23	1,911	2,058,759
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)(a)	2,545	2,582,132
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	2,125	2,148,205
State Street Corp.
3.10%, 05/15/23	2,025	2,072,790
3.70%, 11/20/23	2,373	2,502,969
Sumitomo Mitsui Banking Corp.
3.00%, 01/18/23	1,000	1,016,340
3.95%, 07/19/23	550	579,485
Sumitomo Mitsui Financial Group Inc.
3.10%, 01/17/23	4,072	4,145,337
3.94%, 10/16/23	1,234	1,300,315
SunTrust Bank/Atlanta GA
2.75%, 05/01/23 (Call 04/01/23)	301	303,026
3.00%, 02/02/23 (Call 01/02/23)	1,914	1,946,232
Svenska Handelsbanken AB, 3.90%, 11/20/23	1,728	1,829,364
Toronto-Dominion Bank (The), 3.50%, 07/19/23	1,875	1,961,475
U.S. Bank N.A./Cincinnati OH
2.85%, 01/23/23 (Call 12/23/22)	1,414	1,439,000
3.40%, 07/24/23 (Call 06/23/23)	1,100	1,143,527
Wells Fargo & Co.
3.07%, 01/24/23 (Call 01/24/22)	7,182	7,284,487
4.13%, 08/15/23(a)	2,555	2,692,510
Series M, 3.45%, 02/13/23	4,522	4,636,994
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	3,141	3,267,174
Westpac Banking Corp.
2.75%, 01/11/23	2,326	2,356,982
3.65%, 05/15/23	1,468	1,535,895

		177,764,461

Beverages — 3.4%
Anheuser-Busch InBev Finance Inc., 3.30%, 02/01/23 (Call 12/01/22)(a)	6,797	7,000,366
Coca-Cola Co. (The)
2.50%, 04/01/23	1,612	1,633,988
3.20%, 11/01/23	3,529	3,673,865
Coca-Cola FEMSA SAB de CV, 3.88%, 11/26/23	500	524,795
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	538	549,610
4.25%, 05/01/23	2,959	3,131,421
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)(a)	2,003	2,021,087
3.50%, 09/18/23 (Call 08/18/23)	680	708,512
Keurig Dr Pepper Inc.
3.13%, 12/15/23 (Call 10/15/23)	1,509	1,533,446
4.06%, 05/25/23 (Call 04/25/23)	3,023	3,170,039

Security	Par (000)	Value

Beverages (continued)
PepsiCo Inc., 2.75%, 03/01/23	$2,090	$2,139,178

		26,086,307

Biotechnology — 1.1%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)	2,100	2,086,686
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)	1,615	1,628,146
3.25%, 02/20/23 (Call 01/20/23)	1,472	1,506,548
4.00%, 08/15/23	1,355	1,430,677
Gilead Sciences Inc., 2.50%, 09/01/23 (Call 07/01/23)	1,626	1,630,878

		8,282,935

Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23 (Call 08/21/23)	581	610,340

Chemicals — 1.5%
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	3,602	3,833,392
Ecolab Inc., 3.25%, 01/14/23 (Call 11/14/22)	1,212	1,243,573
International Flavors & Fragrances Inc., 3.20%, 05/01/23 (Call 02/01/23)	25	25,261
LYB International Finance BV, 4.00%, 07/15/23	2,281	2,405,748
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	2,712	2,875,344
Nutrien Ltd., 3.50%, 06/01/23 (Call 03/01/23)	684	699,951
Praxair Inc., 2.70%, 02/21/23 (Call 11/21/22)	373	377,245

		11,460,514

Commercial Services — 0.5%
Equifax Inc., 3.95%, 06/15/23 (Call 05/15/23)	200	207,764
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	77	80,280
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)(a)	980	981,617
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	610	628,465
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,370	1,411,922
4.00%, 06/01/23 (Call 05/01/23)	395	411,693

		3,721,741

Computers — 3.5%
Apple Inc.
2.40%, 01/13/23 (Call 12/13/22)	850	856,511
2.40%, 05/03/23	9,136	9,205,982
2.85%, 02/23/23 (Call 12/23/22)	3,575	3,657,332
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)(b)	6,392	6,892,046
IBM Credit LLC, 3.00%, 02/06/23	2,435	2,481,752
International Business Machines Corp., 3.38%, 08/01/23	2,200	2,280,124
Seagate HDD Cayman, 4.75%, 06/01/23	1,609	1,665,460

		27,039,207

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23	602	598,659
2.10%, 05/01/23	465	463,772
Procter & Gamble Co. (The), 3.10%, 08/15/23	1,894	1,967,052
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	1,060	1,090,263

		4,119,746

Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	1,375	1,393,975
4.13%, 07/03/23 (Call 06/03/23)	490	511,756
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)(a)	550	549,120
3.00%, 09/15/23 (Call 07/15/23)	2,174	2,184,000
3.88%, 07/03/23 (Call 06/03/23)	375	389,246

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	$735	$763,731
5.00%, 04/01/23	910	961,542
American Express Co.
3.40%, 02/27/23 (Call 01/27/23)	3,267	3,371,446
3.70%, 08/03/23 (Call 07/03/23)	2,685	2,804,160
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	1,471	1,559,231
BGC Partners Inc., 5.38%, 07/24/23(a)	769	814,040
Capital One Bank USA N.A., 3.38%, 02/15/23	1,967	2,006,694
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	2,667	2,721,434
3.50%, 06/15/23	2,196	2,267,370
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	1,654	1,673,468
Intercontinental Exchange Inc.
3.45%, 09/21/23 (Call 08/21/23)	261	271,250
4.00%, 10/15/23(a)	1,566	1,660,790
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)(a)	1,112	1,201,160
Jefferies Group LLC, 5.13%, 01/20/23	1,043	1,117,439
Western Union Co. (The), 4.25%, 06/09/23 (Call 05/09/23)	343	360,524

		28,582,376

Electric — 4.2%
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	770	805,836
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	1,077	1,112,703
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (Call 12/15/22)	604	612,933
3.75%, 11/15/23 (Call 08/15/23)	1,310	1,377,373
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)(a)	534	564,523
Connecticut Light & Power Co. (The), 2.50%, 01/15/23 (Call 10/15/22)	685	689,507
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	235	244,910
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	957	999,137
DTE Energy Co.
Series D, 3.70%, 08/01/23 (Call 07/01/23)	994	1,035,977
Series F, 3.85%, 12/01/23 (Call 09/01/23)	760	793,417
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	850	857,931
3.05%, 03/15/23 (Call 02/15/23)	660	678,869
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	1,309	1,379,005
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	795	835,068
Duke Energy Progress LLC, 3.38%, 09/01/23 (Call 08/01/23)(a)	200	208,214
Edison International, 2.95%, 03/15/23 (Call 01/15/23)	1,422	1,404,182
Entergy Louisiana LLC, 4.05%, 09/01/23 (Call 06/01/23)	620	657,932
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,181	1,193,294
Series N, 3.80%, 12/01/23 (Call 11/01/23)	705	741,660
FirstEnergy Corp., Series B, 4.25%, 03/15/23 (Call 12/15/22) .	1,391	1,465,752
Florida Power & Light Co., 2.75%, 06/01/23 (Call 12/01/22)	775	786,408
Kansas City Power & Light Co., 3.15%, 03/15/23 (Call 12/15/22)	45	46,153
National Rural Utilities Cooperative Finance Corp.
2.70%, 02/15/23 (Call 12/15/22)	1,175	1,187,643
3.40%, 11/15/23 (Call 08/15/23)	305	316,602
NextEra Energy Capital Holdings Inc., 2.80%, 01/15/23 (Call 12/15/22)	250	252,460

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN, 2.60%, 05/15/23
(Call 11/15/22)	$584	$590,593
PPL Capital Funding Inc., 3.40%, 06/01/23 (Call 03/01/23)	1,017	1,041,256
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	1,745	1,818,185
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	75	78,294
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	827	829,109
3.25%, 09/01/23 (Call 08/01/23)	335	347,010
San Diego Gas & Electric Co., Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	385	398,760
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)(a)	1,152	1,159,500
4.05%, 12/01/23 (Call 09/01/23)	854	896,316
Southern California Edison Co.
Series C, 3.50%, 10/01/23 (Call 07/01/23)(a)	602	618,501
Series D, 3.40%, 06/01/23 (Call 05/01/23)	262	268,047
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	2,651	2,704,126
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	1,248	1,263,163

		32,260,349

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	648	661,861

Electronics — 0.5%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)(a)	675	705,604
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	257	268,560
Flex Ltd., 5.00%, 02/15/23(a)	1,620	1,705,115
Trimble Inc., 4.15%, 06/15/23 (Call 05/15/23)	740	769,171

		3,448,450

Environmental Control — 0.3%
Republic Services Inc., 4.75%, 05/15/23 (Call 02/15/23)	1,222	1,315,007
Waste Management Inc., 2.40%, 05/15/23 (Call 03/15/23)	1,230	1,230,836

		2,545,843

Food — 1.9%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	1,750	1,806,438
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	1,934	1,966,143
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)	1,885	1,974,047
Hershey Co. (The), 3.38%, 05/15/23 (Call 04/15/23)	1,211	1,259,949
Kellogg Co., 2.65%, 12/01/23	1,952	1,972,476
Kraft Heinz Foods Co., 4.00%, 06/15/23 (Call 05/15/23)	1,810	1,892,572
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	1,377	1,440,191
Mondelez International Inc., 3.63%, 05/07/23 (Call 04/07/23)	1,090	1,135,497
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)(a)	1,098	1,151,165

		14,598,478

Gas — 0.3%
CenterPoint Energy Resources Corp., 3.55%, 04/01/23 (Call 03/01/23)	643	661,865
Dominion Energy Gas Holdings LLC, 3.55%, 11/01/23 (Call 08/01/23)	50	51,516
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	556	565,330
NiSource Inc., 3.65%, 06/15/23 (Call 05/15/23)	575	596,488
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	491	487,946

		2,363,145

Health Care – Products — 1.1%
Abbott Laboratories, 3.40%, 11/30/23 (Call 09/30/23)	2,061	2,145,542
Boston Scientific Corp., 4.13%, 10/01/23 (Call 07/01/23)	485	512,965

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products (continued)
Covidien International Finance SA, 2.95%, 06/15/23 (Call 03/15/23)	$90	$91,794
Medtronic Inc., 2.75%, 04/01/23 (Call 01/01/23)	729	743,850
Thermo Fisher Scientific Inc.
3.00%, 04/15/23 (Call 02/15/23)	2,405	2,454,038
3.15%, 01/15/23 (Call 10/15/22)	1,600	1,636,704
Zimmer Biomet Holdings Inc., 3.70%, 03/19/23 (Call 02/19/23)	685	705,221

		8,290,114

Health Care – Services — 1.7%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	2,671	2,673,618
Anthem Inc., 3.30%, 01/15/23	2,233	2,289,696
HCA Inc., 4.75%, 05/01/23	2,660	2,838,273
Laboratory Corp. of America Holdings, 4.00%, 11/01/23 (Call 08/01/23)	390	407,304
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23 (Call 03/01/23)	618	643,264
UnitedHealth Group Inc.
2.75%, 02/15/23 (Call 11/15/22)	1,903	1,929,014
2.88%, 03/15/23	1,518	1,545,962
3.50%, 06/15/23	747	779,367

		13,106,498

Holding Companies – Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	1,215	1,214,769

Home Builders — 0.2%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)(a)	791	839,820
5.75%, 08/15/23 (Call 05/15/23)(a)	370	409,335

		1,249,155

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 2.40%, 06/01/23	260	261,492

Housewares — 0.4%
Newell Brands Inc., 3.85%, 04/01/23 (Call 02/01/23)(a)	3,264	3,305,094

Insurance — 2.4%
Aflac Inc., 3.63%, 06/15/23	1,623	1,697,853
Allstate Corp. (The), 3.15%, 06/15/23	1,182	1,218,488
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	868	914,681
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23(a)	1,000	1,064,860
Assurant Inc.
4.00%, 03/15/23	800	824,464
4.20%, 09/27/23 (Call 08/27/23)	25	25,957
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)	710	737,569
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	3,618	3,689,781
3.00%, 02/11/23(a)	970	995,977
Chubb INA Holdings Inc., 2.70%, 03/13/23	215	218,064
Lincoln National Corp., 4.00%, 09/01/23	1,023	1,079,562
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	1,394	1,406,546
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	1,040	1,067,591
MetLife Inc., Series D, 4.37%, 09/15/23	2,860	3,085,111

		18,026,504

Internet — 1.3%
Alibaba Group Holding Ltd., 2.80%, 06/06/23 (Call 05/06/23)(a)	1,675	1,683,425
Amazon.com Inc., 2.40%, 02/22/23 (Call 01/22/23)	2,554	2,574,304
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	2,017	2,098,911

Security	Par (000)	Value

Internet (continued)
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	$1,101	$1,114,487
eBay Inc., 2.75%, 01/30/23 (Call 12/30/22)	2,418	2,436,933

		9,908,060

Iron & Steel — 0.3%
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	780	822,650
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	1,134	1,189,748

		2,012,398

Lodging — 0.4%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	710	724,342
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23 (Call 11/01/23)	665	705,332
Sands China Ltd., 4.60%, 08/08/23 (Call 07/08/23)	1,825	1,933,661

		3,363,335

Machinery — 1.7%
ABB Finance USA Inc., 3.38%, 04/03/23 (Call 03/03/23)	651	671,155
Caterpillar Financial Services Corp.
2.63%, 03/01/23	730	739,446
3.45%, 05/15/23	1,565	1,626,896
3.65%, 12/07/23	833	876,458
3.75%, 11/24/23	680	719,386
CNH Industrial NV, 4.50%, 08/15/23	1,879	1,986,873
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	300	316,437
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	314	329,656
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)(a)	270	273,947
John Deere Capital Corp.
2.70%, 01/06/23	150	152,049
2.80%, 01/27/23(a)	558	567,910
2.80%, 03/06/23	3,231	3,291,129
3.45%, 06/07/23	610	635,394
3.65%, 10/12/23(a)	395	416,516
Nvent Finance Sarl, 3.95%, 04/15/23 (Call 03/15/23)	45	45,452
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	344	357,846

		13,006,550

Manufacturing — 0.8%
3M Co., 2.25%, 03/15/23 (Call 02/15/23)(a)	1,488	1,490,262
General Electric Co., 3.10%, 01/09/23	3,080	3,110,769
Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 06/15/23	1,398	1,484,117

		6,085,148

Media — 2.2%
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	2,046	2,034,399
2.90%, 06/01/23 (Call 05/01/23)	65	65,384
Comcast Corp.
2.75%, 03/01/23 (Call 02/01/23)	2,266	2,302,165
2.85%, 01/15/23	1,257	1,280,695
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	2,176	2,196,019
3.25%, 04/01/23	660	671,926
NBCUniversal Media LLC, 2.88%, 01/15/23	1,707	1,740,628
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	1,414	1,492,774
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,033	2,398,289
Viacom Inc., 4.25%, 09/01/23 (Call 06/01/23)	2,234	2,350,436

		16,532,715

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	2,395	2,409,011

Mining — 0.5%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	943	996,572

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Newmont Goldcorp Corp., 3.70%, 03/15/23 (Call 12/15/22)(b)	$2,460	$2,538,769

		3,535,341

Oil & Gas — 5.0%
BP Capital Markets America Inc.
2.75%, 05/10/23	2,792	2,825,253
3.22%, 11/28/23 (Call 09/28/23)	2,129	2,193,360
BP Capital Markets PLC
2.75%, 05/10/23	50	50,568
3.99%, 09/26/23	1,540	1,635,511
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	2,673	2,699,409
Cenovus Energy Inc., 3.80%, 09/15/23 (Call 06/15/23)	890	911,351
Chevron Corp.
2.57%, 05/16/23 (Call 03/16/23)	2,265	2,296,098
3.19%, 06/24/23 (Call 03/24/23)	3,173	3,288,624
Continental Resources Inc./OK, 4.50%, 04/15/23 (Call 01/15/23)	1,894	1,978,510
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	2,775	2,800,696
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	2,297	2,339,196
Marathon Petroleum Corp., 4.75%, 12/15/23 (Call 10/15/23)	1,585	1,712,418
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	2,916	2,921,424
Shell International Finance BV
2.25%, 01/06/23	2,739	2,742,287
3.40%, 08/12/23	2,840	2,963,824
3.50%, 11/13/23 (Call 10/13/23)	535	561,418
Total Capital Canada Ltd., 2.75%, 07/15/23	2,211	2,248,145
Total Capital International SA, 2.70%, 01/25/23(a)	1,708	1,734,047

		37,902,139

Oil & Gas Services — 0.6%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	1,943	2,005,273
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	2,445	2,557,959

		4,563,232

Packaging & Containers — 0.3%
Packaging Corp. of America, 4.50%, 11/01/23 (Call 08/01/23)	1,071	1,140,562
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	980	1,018,994

		2,159,556

Pharmaceuticals — 7.2%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	2,448	2,463,790
3.75%, 11/14/23 (Call 10/14/23)(a)	1,232	1,282,660
Allergan Inc./U.S., 2.80%, 03/15/23 (Call 12/15/22)(a)	1,122	1,121,921
AstraZeneca PLC, 3.50%, 08/17/23 (Call 07/17/23)	1,105	1,148,029
Bristol-Myers Squibb Co., 3.25%, 11/01/23(a)	905	936,105
Cardinal Health Inc., 3.20%, 03/15/23(a)	1,606	1,625,641
Cigna Corp., 3.75%, 07/15/23 (Call 06/15/23)(b)	3,438	3,570,604
CVS Health Corp.
3.70%, 03/09/23 (Call 02/09/23)	8,961	9,248,827
4.00%, 12/05/23 (Call 09/05/23)	3,055	3,196,080
Express Scripts Holding Co., 3.00%, 07/15/23 (Call 05/15/23)	2,824	2,857,662
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23(a)	2,137	2,175,979
3.38%, 05/15/23	1,798	1,861,847
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	1,589	1,592,686
3.38%, 12/05/23	1,045	1,102,287
McKesson Corp., 2.85%, 03/15/23 (Call 12/15/22)	810	813,815
Merck & Co. Inc., 2.80%, 05/18/23(a)	3,262	3,337,091
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	784	813,118

Security	Par (000)	Value

Pharmaceuticals (continued)
Pfizer Inc.
3.00%, 06/15/23	$2,683	$2,759,492
3.20%, 09/15/23 (Call 08/15/23)	1,236	1,282,931
5.80%, 08/12/23	415	469,639
Sanofi, 3.38%, 06/19/23 (Call 05/19/23)	1,715	1,782,622
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)	5,412	5,468,934
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)(b)	1,291	1,378,995
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)(a)	2,507	2,563,809

		54,854,564

Pipelines — 3.7%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	373	375,313
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	1,270	1,247,838
Enbridge Inc., 4.00%, 10/01/23 (Call 07/01/23)	1,685	1,767,211
Energy Transfer Operating LP
3.60%, 02/01/23 (Call 11/01/22)	1,805	1,846,353
4.25%, 03/15/23 (Call 12/15/22)	380	395,945
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	1,009	1,058,118
Energy Transfer Partners LP/Regency Energy Finance Corp.,
4.50%, 11/01/23 (Call 08/01/23)	1,444	1,525,095
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	2,446	2,515,442
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	1,315	1,349,308
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,115	1,143,009
3.50%, 09/01/23 (Call 06/01/23)	1,555	1,600,950
Kinder Morgan Inc./DE, 3.15%, 01/15/23 (Call 12/15/22)(a)	1,780	1,810,029
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	105	107,388
4.50%, 07/15/23 (Call 04/15/23)	2,537	2,689,220
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	665	776,188
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	820	883,689
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	491	489,527
3.85%, 10/15/23 (Call 07/15/23)	1,184	1,219,271
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23 (Call 01/15/23)	2,459	2,672,712
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	439	446,735
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	825	860,260
Williams Companies Inc. (The), 4.50%, 11/15/23 (Call 08/15/23)	1,195	1,274,384

		28,053,985

Real Estate Investment Trusts — 5.3%
Alexandria Real Estate Equities Inc., 3.90%, 06/15/23 (Call 03/15/23)	902	946,902
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	520	537,238
American Tower Corp.
3.00%, 06/15/23	788	799,844
3.50%, 01/31/23	2,569	2,647,278
AvalonBay Communities Inc., 4.20%, 12/15/23 (Call 09/16/23)	499	533,251
Boston Properties LP
3.13%, 09/01/23 (Call 06/01/23)(a)	1,315	1,344,785
3.85%, 02/01/23 (Call 11/01/22)	1,233	1,285,452

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP, 3.95%, 02/15/23 (Call 11/15/22)	$700	$724,759
Brixmor Operating Partnership LP, 3.25%, 09/15/23 (Call 07/15/23)	910	922,813
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	1,400	1,460,130
Corporate Office Properties LP, 3.60%, 05/15/23 (Call 02/15/23)	731	739,589
Crown Castle International Corp.
3.15%, 07/15/23 (Call 06/15/23)	1,882	1,918,285
5.25%, 01/15/23	3,646	3,956,494
CubeSmart LP, 4.38%, 12/15/23 (Call 09/15/23)	460	486,538
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 01/01/23)	1,152	1,150,249
ERP Operating LP, 3.00%, 04/15/23 (Call 01/15/23)	1,235	1,261,404
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	612	621,394
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23 (Call 08/01/23)	447	481,611
HCP Inc., 4.25%, 11/15/23 (Call 08/15/23)	1,513	1,598,575
Hospitality Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)	1,290	1,329,835
Host Hotels & Resorts LP
Series C, 4.75%, 03/01/23 (Call 12/01/22)(a)	715	756,391
Series D, 3.75%, 10/15/23 (Call 07/15/23)	1,165	1,196,723
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	175	181,498
Kimco Realty Corp., 3.13%, 06/01/23 (Call 03/01/23)(a)	603	611,677
Liberty Property LP, 3.38%, 06/15/23 (Call 03/15/23)	470	481,449
National Retail Properties Inc., 3.30%, 04/15/23 (Call 01/15/23)(a)	935	953,868
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	1,362	1,418,046
Piedmont Operating Partnership LP, 3.40%, 06/01/23 (Call 03/01/23)	350	349,923
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	1,799	1,921,026
Realty Income Corp., 4.65%, 08/01/23 (Call 05/01/23)	977	1,053,372
Simon Property Group LP
2.75%, 02/01/23 (Call 11/01/22)(a)	803	814,780
2.75%, 06/01/23 (Call 03/01/23)	1,415	1,430,480
Ventas Realty LP
3.10%, 01/15/23 (Call 12/15/22)	865	879,004
3.13%, 06/15/23 (Call 03/15/23)	875	889,980
Weingarten Realty Investors, 3.50%, 04/15/23 (Call 01/15/23)	173	176,024
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)(a)	1,058	1,100,034
3.95%, 09/01/23 (Call 08/01/23)	845	887,115
Weyerhaeuser Co., 4.63%, 09/15/23	385	411,785

		40,259,601

Retail — 3.7%
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)(a)	604	642,819
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	25	25,250
3.13%, 07/15/23 (Call 04/15/23)	1,056	1,077,870
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)	2,310	2,365,995
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)	1,763	1,818,464
Home Depot Inc. (The), 2.70%, 04/01/23 (Call 01/01/23)	1,564	1,595,843
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	326	327,822
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)(a)	743	782,617
Macy’s Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	1,723	1,696,483
4.38%, 09/01/23 (Call 06/01/23)	721	742,133
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)	1,750	1,812,825

Security	Par (000)	Value

Retail (continued)
O’Reilly Automotive Inc., 3.85%, 06/15/23 (Call 03/15/23)	$635	$662,667
QVC Inc., 4.38%, 03/15/23	1,925	1,971,450
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	2,807	2,873,554
3.85%, 10/01/23 (Call 07/01/23)	968	1,018,481
TJX Companies Inc. (The), 2.50%, 05/15/23 (Call 02/15/23)	612	618,597
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	5,311	5,372,501
3.40%, 06/26/23 (Call 05/26/23)	2,905	3,036,771

		28,442,142

Semiconductors — 1.4%
Altera Corp., 4.10%, 11/15/23	505	540,658
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	635	641,655
3.13%, 12/05/23 (Call 10/05/23)	1,542	1,571,807
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.65%, 01/15/23 (Call 12/15/22)	2,553	2,509,395
Marvell Technology Group Ltd., 4.20%, 06/22/23 (Call 05/22/23)	300	311,709
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	675	687,264
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	1,000	1,039,350
QUALCOMM Inc., 2.60%, 01/30/23 (Call 12/30/22)	2,793	2,802,273
Texas Instruments Inc., 2.25%, 05/01/23 (Call 02/01/23)	539	539,803

		10,643,914

Software — 2.7%
Fidelity National Information Services Inc., 3.50%, 04/15/23 (Call 01/15/23)	1,976	2,044,330
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	661	692,556
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	3,071	3,062,708
2.38%, 05/01/23 (Call 02/01/23)(a)	1,794	1,811,061
3.63%, 12/15/23 (Call 09/15/23)	2,893	3,066,638
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	5,680	5,700,107
2.63%, 02/15/23 (Call 01/15/23)	413	417,754
3.63%, 07/15/23	1,868	1,961,381
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	1,450	1,500,562

		20,257,097

Telecommunications — 2.5%
AT&T Inc.
3.60%, 02/17/23 (Call 12/17/22)	3,038	3,149,434
4.05%, 12/15/23	1,146	1,215,952
British Telecommunications PLC, 4.50%, 12/04/23 (Call 11/04/23)	700	747,138
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	2,340	2,345,335
2.60%, 02/28/23	752	763,746
Motorola Solutions Inc., 3.50%, 03/01/23	1,206	1,227,250
Rogers Communications Inc.
3.00%, 03/15/23 (Call 12/15/22)	730	742,191
4.10%, 10/01/23 (Call 07/01/23)	1,014	1,073,329
Telefonica Emisiones SAU, 4.57%, 04/27/23(a)	1,010	1,084,407
Verizon Communications Inc., 5.15%, 09/15/23	5,809	6,448,338

		18,797,120

Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	110	114,085

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$1,709	$1,750,375
3.85%, 09/01/23 (Call 06/01/23)	1,322	1,402,708
Canadian Pacific Railway Co., 4.45%, 03/15/23 (Call 12/15/22)	220	234,509
CSX Corp., 3.70%, 11/01/23 (Call 08/01/23)	810	848,661
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	312	316,905
Norfolk Southern Corp., 2.90%, 02/15/23 (Call 11/15/22)	774	790,192
Ryder System Inc.
3.40%, 03/01/23 (Call 02/01/23)	485	497,697
3.75%, 06/09/23 (Call 05/09/23)	661	689,298
3.88%, 12/01/23 (Call 11/01/23)	873	917,069
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	619	626,645
2.95%, 01/15/23 (Call 10/15/22)	771	784,230
3.50%, 06/08/23 (Call 05/08/23)	830	862,685
United Parcel Service Inc., 2.50%, 04/01/23 (Call 03/01/23)	1,896	1,911,073

		11,632,047

Total Corporate Bonds & Notes — 98.8% (Cost: $734,434,486)		753,376,055

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	24,687	24,699,277

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	1,851	$1,851,000

		26,550,277

Total Short-Term Investments — 3.5% (Cost: $26,539,866)		26,550,277

Total Investments in Securities — 102.3% (Cost: $760,974,352)		779,926,332

Other Assets, Less Liabilities — (2.3)%		(17,359,773)

Net Assets — 100.0%		$762,566,559

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	42,176	—	(17,489	)(a)	24,687	$24,699,277	$78,429	(b)	$5,939	$6,143
BlackRock Cash Funds: Treasury, SL Agency Shares	2,327	—	(476	)(a)	1,851	1,851,000	42,422		—	—
PNC Bank N.A.
2.95%, 01/30/23(c)	1,000	800	—		1,800	N/A	37,554		—	35,971
3.50%, 06/08/23(c)	—	500	—		500	N/A	916		—	(2,115)
3.80%, 07/25/23(c)	1,250	77	—		1,327	N/A	33,378		—	25,009

						$26,550,277	$192,699		$5,939	$65,008

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2023 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$753,376,055	$—	$753,376,055
Money Market Funds	26,550,277	—	—	26,550,277

	$26,550,277	$753,376,055	$—	$779,926,332